PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 872,573,460	$ 122,899,401	¥ 534,286,849
Total term deposits held	97,555,565		228,589,770
Restricted cash	107,666,733	15,164,542	186,340,321
Prepayments and other current assets	195,072,129	27,475,335	205,695,717
Total current assets	1,760,614,198	247,977,323	2,012,071,029
Non-current assets
Other non-current assets	6,730,378	947,954	12,683,090
Total assets	2,189,331,649	308,360,914	2,536,697,854
Current liabilities
Accrued expenses and other current liabilities	165,511,396	23,311,795	192,092,943
Total liabilities	1,095,715,415	154,328,289	1,226,599,977
Shareholders' equity:
Additional paid-in capital	1,964,138,365	276,643,103	1,915,825,641
Accumulated other comprehensive loss	(9,495,674)	(1,337,438)	(16,536,686)
Accumulated deficit	(861,126,804)	(121,287,174)	(589,290,822)
Total shareholders' equity	1,093,616,234	154,032,625	1,310,097,877	¥ 1,264,554,190	¥ 993,374,244
Total liabilities and shareholders' equity	2,189,331,649	308,360,914	2,536,697,854
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	90,031	12,681	89,428
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	10,316	$ 1,453	10,316
Parent Company | Reportable Legal Entities
Current assets
Cash and cash equivalents	233,958,655		12,375,894
Total term deposits held	77,555,565		208,589,770
Restricted cash	107,521,733		176,204,380
Prepayments and other current assets	12,035,145		12,486,238
Total current assets	431,071,098		409,656,282
Non-current assets
Investment in and amount due from subsidiaries, consolidated VIE and VIE's subsidiaries	671,329,320		906,298,879
Other non-current assets			1,219
Total assets	1,102,400,418		1,315,956,380
Current liabilities
Amount due to subsidiaries, consolidated VIE and VIE's subsidiaries	4,564,315		4,262,270
Accrued expenses and other current liabilities	4,219,869		1,596,233
Total liabilities	8,784,184		5,858,503
Shareholders' equity:
Additional paid-in capital	1,964,138,365		1,915,825,641
Accumulated other comprehensive loss	(9,495,674)		(16,536,686)
Accumulated deficit	(861,126,804)		(589,290,822)
Total shareholders' equity	1,093,616,234		1,310,097,877
Total liabilities and shareholders' equity	1,102,400,418		1,315,956,380
Parent Company | Reportable Legal Entities | Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	90,031		89,428
Parent Company | Reportable Legal Entities | Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	¥ 10,316		¥ 10,316